Share-based Compensation (Details) - Schedule of Stock Option Activities - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activities [Abstract]
Number of Options, Options outstanding, ending balance	616,707	645,845	616,707	704,960
Weighted Average Exercise Price, Options outstanding, ending balance	$ 4.76	$ 4.3	$ 4.76	$ 5.62
Weighted Average Remaining Contractual Term (in years) Options outstanding, ending balance	7 years 4 months 6 days	6 years 9 months 25 days	7 years 4 months 6 days	8 years 3 months 14 days
Number of Options, Options exercisable, ending balance	463,068	502,517	463,068
Weighted Average Exercise Price, Options exercisable, ending balance	$ 5.28	$ 4.71	$ 5.28
Weighted Average Remaining Contractual Term (in years), Options exercisable, ending balance		6 years 6 months 18 days	7 years 3 months 14 days
Number of Options, Options vested and expected to vest, ending balance	616,661	645,816	616,661
Weighted Average Exercise Price, Options vested and expected to vest, ending balance	$ 4.76	$ 4.3	$ 4.76
Weighted Average Remaining Contractual Term (in years), Options vested and expected to vest, ending balance		6 years 9 months 25 days	7 years 4 months 6 days
Number of Options, Granted		42,000		60,000
Weighted Average Exercise Price, Granted		$ 1.64		$ 2.31
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited and cancelled		(12,862)	(88,253)	(259,163)
Weighted Average Exercise Price, Forfeited and cancelled		$ 17.45	$ 11.68	$ 4.74